Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Preferred stock dividends per share	$ 0.63	$ 0.63
Preferred stock down round deemed dividends per share	$ 3.03	$ 4.77